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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended September 30, 2005

                 Check here if Amendment [ ]; Amendment Number:
                      This Amendment (Check only one.):

                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name: Endeavour Capital Advisors, Inc. (1)

Address:    289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number:  28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Glenn M. Hofsess

Title:   Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

  /s/ Glenn M. Hofsess         Greenwich, CT               11/14/05
        (Name)                 (City, State)                (Date)

Report Type (Check only one.):
------------------------------

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     63 Items

Form 13F Information Table Value Total:     $ 524,608 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
                                                                                                                             VOTING
                                                                   VALUE     SHARES OR            INVESTMENT     OTHER     AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS       CUSIP   (X $1,000)   PRN AMOUNT   SH/PRN   DISCRETION    MANAGERS      SOLE

ALLIANCE CAPITAL MGMT LP          UNIT LTD PARTN   01855A101       15,546      324,900     SH        SOLE         NONE       324,900
ACE LTD                                ORD         G0070K103       15,425      327,700     SH        SOLE         NONE       327,700
ARCH CAP GROUP LTD                     ORD         G0450A105       14,009      282,500     SH        SOLE         NONE       282,500
ASTORIA FINANCIAL CORP                 COM         046265104        4,502      170,400     SH        SOLE         NONE       170,400
AMERICAN FINL GROUP INC                COM         025932104          383       11,300     SH        SOLE         NONE        11,300
ASSURANT INC                           COM         04621X108        7,981      209,700     SH        SOLE         NONE       209,700
ALLSTATE CORP                          COM         020002101       26,539      480,000     SH        SOLE         NONE       480,000
ALPHA NATURAL RESOURCES INC            COM         02076X102        1,313       43,700     SH        SOLE         NONE        43,700
ARCHIPELAGO HLDG L L C                 COM         03957A104       15,633      392,300     SH        SOLE         NONE       392,300
BANK OF AMERICA CORPORATION            COM         060505104        6,441      153,000     SH        SOLE         NONE       153,000
W R BERKELEY CORP                      COM         084423102        3,553       90,000     SH        SOLE         NONE        90,000
BROWN & BROWN INC                      COM         115236101        3,950       79,500     SH        SOLE         NONE        79,500
BEAR STEARNS COMPANIES INC             COM         073902108       10,404       94,800     SH        SOLE         NONE        94,800
PEABODY ENERGY CORP                    COM         704549104        2,649       31,400     SH        SOLE         NONE        31,400
CITIGROUP INC                          COM         172967101       40,763      895,500     SH        SOLE         NONE       895,500
CHUBB CORP                             COM         171232101       28,002      312,700     SH        SOLE         NONE       312,700
COMMERCE BANCORP INC NJ                COM         200519106       18,635      607,200     SH        SOLE         NONE       607,200
CF INDUSTRIES HOLDINGS INC             COM         125269100          444       30,000     SH        SOLE         NONE        30,000
SEACOR HOLDINGS INC                    COM         811904101        4,964       68,400     SH        SOLE         NONE        68,400
CONSECO INC                          COM NEW       208464883       22,757    1,078,000     SH        SOLE         NONE     1,078,000
CAPITAL ONE FINANCIAL CORP             COM         14040H105       13,582      170,800     SH        SOLE         NONE       170,800
DOW JONES & CO INC                     COM         260561105        1,127       29,500     SH        SOLE         NONE        29,500
DIAMOND OFFSHORE DRILLING INC          COM         25271C102          962       15,700     SH        SOLE         NONE        15,700
E TRADE GROUP INC                      COM         269246104        5,169      293,700     SH        SOLE         NONE       293,700
FIFTH THIRD BANCORP                    COM         316773100       23,891      650,100     SH        SOLE         NONE       650,100
FPIC INSURANCE GROUP INC               COM         302563101        6,325      175,744     SH        SOLE         NONE       175,744
GREAT ATLANTIC & PACIFIC TEA           COM         390064103          771       27,200     SH        SOLE         NONE        27,200
GFI GROUP INC                          COM         361652209        1,984       48,182     SH        SOLE         NONE        48,182
GLOBALSANTAFE CORP                     SHS         G3930E101        1,601       35,100     SH        SOLE         NONE        35,100
HARTFORD FINANCIAL SERVICES            COM         416515104       11,730      152,000     SH        SOLE         NONE       152,000
J P MORGAN CHASE & CO                  COM         46625H100       39,243    1,156,600     SH        SOLE         NONE     1,156,600
LAZARD LTD                            SHS A        G54050102        5,596      221,200     SH        SOLE         NONE       221,200
LEGG MASON INC                         COM         524901105        7,678       70,000     SH        SOLE         NONE        70,000
LYONDELL PETROCHEMICAL  CO             COM         552078107        2,144       74,900     SH        SOLE         NONE        74,900
MARSH MCLENNAN COMPANIES INC           COM         571748102        3,495      115,000     SH        SOLE         NONE       115,000
MOSAIC CO                              COM         61945A107        1,745      108,900     SH        SOLE         NONE       108,900


                                                                                                                             VOTING
                                                                   VALUE     SHARES OR            INVESTMENT     OTHER     AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS       CUSIP   (X $1,000)   PRN AMOUNT   SH/PRN   DISCRETION    MANAGERS      SOLE

NATIONAL ATLANTIC HOLDINGS             COM         63253Y107        2,877      248,000     SH        SOLE         NONE       248,000
NASDAQ STOCK MARKET INC               COM         631103108        6,553      258,500     SH        SOLE         NONE       258,500
NOVELIS INC                            COM         67000X106          849       39,600     SH        SOLE         NONE        39,600
NEWS CORP                              CL A        65428E104        1,869      119,900     SH        SOLE         NONE       119,900
NEW YORK COMMUNITY BANKCORP            COM         649445103       11,131      678,692     SH        SOLE         NONE       678,692
PEOPLES BANK-BRIDGEPORT CONN           COM         710198102          725       25,000     SH        SOLE         NONE        25,000
PHELPS DODGE CORP                      COM         717265102        2,404       18,500     SH        SOLE         NONE        18,500
PETROLEUM GEO SVCS                SPONSORED ADR    716599105        1,165       36,600     SH        SOLE         NONE        36,600
POSCO                             SPONSORED ADR    693483109        4,259       75,300     SH        SOLE         NONE        75,300
PHOENIX COMPANIES INC                  COM         71902E109        3,436      281,600     SH        SOLE         NONE       281,600
PROASSURANCE CORP                      COM         74267C106        9,712      208,100     SH        SOLE         NONE       208,100
PLATINUM UNDERWRITERS HOLDINGS         COM         G7127P100       12,554      420,000     SH        SOLE         NONE       420,000
COMPANHIA VALE DO RIO DOCE        SPONSORED ADR    204412209        2,447       55,800     SH        SOLE         NONE        55,800
RLI CORP                               COM         749607107          204        4,400     SH        SOLE         NONE         4,400
RENAISSANCERE HOLDINGS LTD             COM         G7496G103       10,919      249,700     SH        SOLE         NONE       249,700
SIGNATURE BANK                         COM         82669G104        5,630      208,600     SH        SOLE         NONE       208,600
SUNTRUST BANKS INC                     COM         867914103        9,036      130,108     SH        SOLE         NONE       130,108
SUNCOR ENERGY INC                      COM         867229106          944       15,600     SH        SOLE         NONE        15,600
TEEKAY SHIPPING CORP                   COM         Y8564W103        4,081       94,800     SH        SOLE         NONE        94,800
TRADESTATION GROUP INC                 COM         89267P105        7,737      763,007     SH        SOLE         NONE       763,007
USB HOLDING CO INC                     COM         902910108        3,518      154,310     SH        SOLE         NONE       154,310
UCBH HOLDINGS INC                      COM         90262T308        6,021      328,500     SH        SOLE         NONE       328,500
WACHOVIA CORP                          COM         929903102        6,663      140,000     SH        SOLE         NONE       140,000
WASHINGTON MUTUAL INC                  COM         939322103       27,113      691,300     SH        SOLE         NONE       691,300
WASHINGTON POST CO CLASS B             CL B        939640108          883        1,100     SH        SOLE         NONE         1,100
WHITE MTNS INS GROUP INC               COM         G9618E107        9,604       15,900     SH        SOLE         NONE        15,900
CIMAREX ENERGY CO                      COM         171798101        1,337       29,500     SH        SOLE         NONE        29,500

                                                                  524,608   14,320,043                                    14,320,043

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